UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
10/31/11 (Unaudited)

COMMERCIAL PAPER (51.1%)(a)
			Principal amount	Value

CAFCO LLC commercial paper with an effective yield of 0.447%, March 26, 2012			$300,000	$299,453

Diageo Capital PLC commercial paper with an effective yield of 0.455%, November 18, 2011			395,000	394,912

Viacom, Inc. commercial paper with an effective yield of 0.369%, November 2, 2011			250,000	249,997

Banco Bilbao Vizcaya commercial paper with an effective yield of 0.631%, November 3, 2011			266,000	265,990

BMW U.S. Capital, LLC commercial paper with an effective yield of 0.020%, July 25, 2012			300,000	299,956

Bryant Park Funding, LLC commercial paper with an effective yield of 0.165%, November 21, 2011			300,000	299,972

Chariot Funding, LLC commercial paper with an effective yield of 0.143%, November 16, 2011			350,000	349,978

CHARTA, LLC commercial paper with an effective yield of 0.517%, April 16, 2012			300,000	299,276

CIESCO, LP commercial paper with an effective yield of 0.245%, December 12, 2011			350,000	349,900

Commonwealth Bank of Australia commercial paper with an effective yield of 0.497%, April 17, 2012			300,000	299,300

Danske Corp. commercial paper with an effective yield of 0.225%, November 3, 2011			400,000	399,994

DNB Nor Bank ASA commercial paper with an effective yield of 0.000%, April 25, 2012			300,000	300,000

Dow Chemical Co. (The) commercial paper with an effective yield of 0.433%, November 23, 2011			105,000	104,971

FCAR Owner Trust I commercial paper with an effective yield of 0.427%, April 2, 2012			300,000	299,452

Gemini Securitization Corp. LLC commercial paper with an effective yield of 0.291%, November 21, 2011			250,000	249,958

Govco LLC commercial paper with an effective yield of 0.153%, November 10, 2011			256,000	255,990

ING America Insurance Holdings, Inc. commercial paper with an effective yield of 0.756%, November 3, 2011			300,000	299,986

Jupiter Securitization Co. LLC commercial paper with an effective yield of 0.136%, November 29, 2011			350,000	349,962

Kraft Foods, Inc. commercial paper with an effective yield of 0.329%, November 16, 2011			250,000	249,964

Liberty Mutual Group, Inc. commercial paper with an effective yield of 0.363%, November 15, 2011			300,000	299,956

Louis Dreyfus Commodities LLC commercial paper with an effective yield of 0.340%, November 1, 2011			300,000	300,000

Manhattan Asset Funding Co., LLC commercial paper with an effective yield of 0.376%, January 25, 2012			300,000	299,731

National Australia Bank LTD commercial paper with an effective yield of 0.000%, April 23, 2011			350,000	350,000

NRW. Bank commercial paper with an effective yield of 0.322%, December 5, 2011			100,000	99,969

NRW. Bank commercial paper with an effective yield of 0.324%, December 13, 2011			250,000	249,904

Old Line Funding, LLC commercial paper with an effective yield of 0.218%, January 20, 2012			300,000	299,853

Prudential PLC commercial paper with an effective yield of 0.567%, February 6, 2012			350,000	349,444

Royal Bank of Scotland PLC (The) commercial paper with an effective yield of 0.453%, December 28, 2011			350,000	349,745

Royal Park Investments Funding Corp. commercial paper with an effective yield of 0.628%, November 7, 2011			300,000	299,966

Swedbank AB commercial paper with an effective yield of 0.125%, February 2, 2012			300,000	299,574

UBS Finance Delaware, LLC commercial paper with an effective yield of 0.440%, January 10, 2012			300,000	299,738

Variable Funding Capital Co., LLC commercial paper with an effective yield of 0.197%, December 21, 2011			400,000	399,889

Victory Receivables Corp. commercial paper with an effective yield of 0.381%, January 30, 2012			300,000	299,711

Working Capital Management Co. commercial paper with an effective yield of 0.272%, November 2, 2011			400,000	399,997

Total commercial paper (cost $10,216,488)				$10,216,488

INVESTMENT COMPANIES (23.3%)(a)
			Shares	Value

Putnam Money Market Liquidity Fund 0.05%(e)			4,655,599	$4,655,599

Total investment companies (cost $4,655,599)				$4,655,599

CORPORATE BONDS AND NOTES (15.4%)(a)
			Principal amount	Value

Basic materials (2.4%)

E.I. Du Pont De Nemours sr. unsec. notes 4 3/4s, 2012			$250,000	$260,767

Dow Chemical Co. (The) sr. unsec. notes 4.85s, 2012			222,000	228,830

				489,597
Communication services (2.0%)

AT&T Inc. sr. unsec. unsub. notes 5 7/8s, 2012			100,000	101,271

Verizon New Jersey, Inc. sr. unsec. bonds Ser. A, 5 7/8s, 2012			300,000	303,218

				404,489
Consumer cyclicals (1.5%)

Toyota Motor Credit Corp. sr. unsec. FRN 3.891, 2012			300,000	301,948

				301,948
Energy (0.9%)

BP Capital Markets PLC company guaranty sr. unsec. notes 2 3/4, 2012			169,000	170,162

				170,162
Financials (8.6%)

American Express Credit Corp. sr. unsec. FRN 0.365s, 2012			205,000	204,677

Bank One Corp. unsec. notes 5 1/4s, 2013			300,000	314,331

Barclays Bank PLC sr. unsec. unsub. notes 2 1/2s, 2013			300,000	298,202

HSBC Finance Corp. sr. unsec. notes 5 1/4s, 2011			180,000	180,835

Credit Suisse First Boston USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2011			112,000	112,225

General Electric Capital Corp. sr. unsec. unsub. FRN 1.198s, 2013			300,000	300,716

Pricoa Global Funding 1 144A sr. sec. FRN 0.528s, 2012			300,000	300,003

				1,710,989

Total corporate bonds and notes (cost $3,077,185)				$3,077,185

CERTIFICATES OF DEPOSIT (9.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Nova Scotia FRN (Canada)	0.705	10/18/12	$300,000	$300,472

Nordea Bank Finland FRN (Finland)	0.698	4/13/12	170,000	170,111

Rabobank Nederland FRN (Netherlands)	0.310	11/7/11	300,000	300,000

Royal Bank of Canada FRN (Cananda)	0.405	10/22/12	350,000	350,000

Svenska Handelsbanken, Inc. FRN (Sweden)	0.535	3/29/12	300,000	300,034

Toronto-Dominion Bank (The) FRN (Canada)	0.426	10/19/12	300,000	300,000

WESTPAC Banking Corp. FRN (Australia)	0.333	6/15/12	250,000	249,765

Total certificates of deposit (cost $1,970,388)				$1,970,382

MORTGAGE-BACKED SECURITIES (2.0%)(a)
			Principal amount	Value

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C16, Class B 4.945s, 2041			$50,000	$46,375

CS First Boston Mortgage Securities Corp. Ser. 03-C3, Class B, 4.052s, 2038			150,000	149,175

LB-UBS Commercial Mortgage Trust Ser. 07-C1, Class A2, 5.318s, 2040			197,473	198,299

Total mortgage-backed securities (cost $393,861)				$393,849

REPURCHASE AGREEMENTS (1.3%)(a)
			Principal amount	Value

Interest in $50,250,000 joint tri-party term repurchase agreement dated October 24, 2011 with JPMorgan Securities, Inc. due November 23, 2011, 0.27% (collateralized by various corporate bonds and notes with coupon rates ranging from 5.25% to 8.25% and due dates ranging from April 15, 2012 to October 15, 2021, valued at $50,253,255) (TR)			$250,000	$250,000

Total repurchase agreements (cost $250,000)				$250,000

TOTAL INVESTMENTS

Total investments (cost $20,813,521)(b)				$20,563,503

Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 17, 2011 (commencement of operations) through October 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $19,998,955.
(b)	The aggregate identified cost on a tax basis is $20,563,521, resulting in gross unrealized appreciation and depreciation of $1 and $19, respectively, or net unrealized depreciation of $18.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $107 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $22,651,956 and $17,996,357, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(TR)	Maturity value of a term repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Certificates of deposit	$—	$1,970,382	$—
Commercial paper	—	10,216,488	—
Corporate bonds and notes	—	3,077,185	—
Investment companies	4,655,599	—	—
Mortgage-backed securities	—	393,849	—
Repurchase agreements	—	250,000	—

Totals by level	$4,655,599	$15,907,904	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011